UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:            811-21682

                               BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

            Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

                         Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T Variable Insurance Funds

BB&T Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

June 30, 2010

The BB&T Variable Insurance Funds portfolio composition was as follows at June 30, 2010:

BB&T Select Equity VIF (formerly known as BB&T Large Cap VIF)	Percentage of net assets

Consumer Discretionary	5.0%
Consumer Staples	14.1%
Energy	13.8%
Exchange Traded Fund	0.9%
Financials	14.1%
Health Care	14.3%
Industrials	12.6%
Information Technology	18.6%
Telecommunication Services	5.6%
Cash Equivalents	0.9%

99.9%

BB&T Capital Manager Equity VIF

BB&T Equity Income Fund	6.6%
BB&T Equity Index Fund	1.0%
BB&T International Equity Fund	9.0%
BB&T Mid Cap Value Fund	10.4%
BB&T Select Equity Fund	17.3%
BB&T Special Opportunities Equity Fund	4.1%
BB&T U.S. Treasury Money Market Fund	3.7%
Sterling Capital Small Cap Value Fund	2.7%
Exchange Traded Funds	36.3%
Non-Affiliated Investment Company	4.0%
Cash Equivalents	4.9%

100.0%

BB&T Special Opportunities Equity VIF

Consumer Discretionary	8.5%
Consumer Staples	7.8%
Energy	6.8%
Financials	1.8%
Health Care	28.4%
Industrials	2.8%
Information Technology	40.5%
Utilities	0.5%
Cash Equivalents	6.5%

103.6%

BB&T Total Return Bond VIF

Asset Backed Securities	1.4%
Collateralized Mortgage Obligations	14.0%
Commercial Mortgage-Backed Securities	13.9%
Corporate Bonds	37.5%
Fannie Mae	12.5%
Freddie Mac	10.5%
Ginnie Mae	5.5%
Foreign Government Bonds	1.0%
Municipal Bonds	3.6%
U.S. Treasury Notes	2.9%
Cash Equivalents	2.1%

104.9%

BB&T Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2010

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period 1/1/10 - 6/30/10*	Expense Ratio During Period 1/1/10 - 6/30/10
BB&T Select Equity VIF	$1,000.00	$ 913.50	$4.60	0.97%
BB&T Capital Manager Equity VIF	1,000.00	928.30	1.82	0.38%
BB&T Special Opportunities Equity VIF	1,000.00	958.70	5.97	1.23%
BB&T Total Return Bond VIF	1,000.00	1,054.50	5.55	1.09%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period 1/1/10 - 6/30/10*	Expense Ratio During Period 1/1/10 - 6/30/10
BB&T Select Equity VIF	$1,000.00	$1,019.98	$4.86	0.97%
BB&T Capital Manager Equity VIF	1,000.00	1,022.91	1.91	0.38%
BB&T Special Opportunities Equity VIF	1,000.00	1,018.70	6.16	1.23%
BB&T Total Return Bond VIF	1,000.00	1,019.39	5.46	1.09%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

BB&T Select Equity VIF

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.1%)

	Consumer Discretionary (5.0%)
24,900	Comcast Corp., Class A	$432,513
4,400	Target Corp.	216,348
19,500	Walt Disney Co. (The)(a)	614,250

		1,263,111

	Consumer Staples (14.1%)
7,260	Coca-Cola Co. (The)	363,871
9,000	CVS Caremark Corp.	263,880
20,600	Kraft Foods, Inc., Class A	576,800
26,700	Kroger Co. (The)	525,723
8,700	PepsiCo, Inc.	530,265
4,400	Procter & Gamble Co. (The)	263,912
19,500	Unilever PLC, ADR	521,235
11,600	Wal-Mart Stores, Inc.	557,612

		3,603,298

	Energy (13.8%)
8,130	Chevron Corp.	551,702
12,000	ConocoPhillips	589,080
9,000	Exxon Mobil Corp.	513,630
9,600	Schlumberger, Ltd.	531,264
24,000	Suncor Energy, Inc.	706,560
48,300	Weatherford International, Ltd.(a)	634,662

		3,526,898

	Financials (14.1%)
28,500	Bank of America Corp.	409,545
5,460	Berkshire Hathaway, Inc. Class B(a)	435,107
10,950	JPMorgan Chase & Co.	400,880
22,500	MetLife, Inc.	849,600
16,400	Morgan Stanley	380,644
13,500	State Street Corp.	456,570
8,370	Travelers Cos., Inc. (The)	412,222
9,600	Wells Fargo & Co.	245,760

		3,590,328

	Health Care (14.3%)
12,500	Abbott Laboratories	584,750
12,000	Baxter International, Inc.	487,680
8,000	Johnson & Johnson	472,480
15,500	Medtronic, Inc.	562,185
15,000	Merck & Co., Inc.	524,550
6,000	Novartis AG, ADR	289,920
31,200	Pfizer, Inc.	444,912
5,100	Teva Pharmaceutical Industries, Ltd., ADR	265,149

		3,631,626

	Industrials (12.6%)
25,100	ABB, Ltd., ADR(a)	433,728
15,000	Avery Dennison Corp.	481,950
49,900	General Electric Co.	719,558
7,200	Lockheed Martin Corp.	536,400
17,000	Pall Corp.	584,290
12,500	Tyco International, Ltd.	440,375

		3,196,301

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology (18.6%)
1,370	Apple, Inc.(a)	$344,596
21,000	Cisco Systems, Inc.(a)	447,510
16,800	Corning, Inc.	271,320
300	Google, Inc., Class A(a)	133,485
5,660	Hewlett-Packard Co.	244,965
28,500	Intel Corp.	554,325
4,800	International Business Machines Corp.	592,704
36,000	Microsoft Corp.	828,360
22,800	Oracle Corp.	489,288
9,300	QUALCOMM, Inc.	305,412
21,000	Tyco Electronics, Ltd.	532,980

		4,744,945

	Telecommunication Services (5.6%)
18,000	AT&T, Inc.	435,420
8,300	Verizon Communications, Inc.	232,566
36,400	Vodafone Group PLC, ADR	752,388

		1,420,374

	Total Common Stocks (Cost $25,480,252)	24,976,881

EXCHANGE TRADED FUND (0.9%)

7,800	Utilities Select Sector SPDR Fund	220,428

	Total Exchange Traded Fund (Cost $224,614)	220,428

INVESTMENT COMPANY (0.9%)

230,643	Federated Treasury Obligations Fund, Institutional Shares	230,643

	Total Investment Company (Cost $230,643)	230,643

Principal Amount
SHORT TERM INVESTMENTS (0.0%)

$29,800	BNY Institutional Cash Reserve, Series B	5,811

	Total Short Term Investments (Cost $29,800)	5,811

Total Investments — 99.9% (Cost $25,965,309)		25,433,763
Net Other Assets (Liabilities) — 0.1%		22,438

NET ASSETS — 100.0%		$25,456,201

(a)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (54.8%)

39,317	BB&T Equity Income Fund, Institutional Class	$457,255
9,554	BB&T Equity Index Fund, Institutional Class	66,016
139,207	BB&T International Equity Fund, Institutional Class	627,825
67,453	BB&T Mid Cap Value Fund, Institutional Class	727,148
125,302	BB&T Select Equity Fund, Institutional Class	1,205,407
19,536	BB&T Special Opportunities Equity Fund, Institutional Class(a)	288,549
255,241	BB&T U.S. Treasury Money Market Fund, Institutional Class	255,241
18,140	Sterling Capital Small Cap Value Fund, Institutional Class	190,107

	Total Affiliated Investment Companies (Cost $4,142,548)	3,817,548

EXCHANGE TRADED FUNDS (36.3%)

7,365	iShares Dow Jones US Real Estate Index Fund	347,702
4,715	iShares MSCI EAFE Growth Index Fund	226,650
6,621	iShares MSCI EAFE Small Cap Index Fund	215,315
8,148	iShares MSCI EAFE Value Index Fund	335,942
7,251	iShares MSCI Emerging Markets Index Fund	270,607
2,941	iShares Russell 2000 Index Fund	179,636
11,015	iShares Russell Midcap Growth Index Fund	481,356
4,577	iShares S&P 500 Index Fund	473,536

	Total Exchange Traded Funds (Cost $2,650,864)	2,530,744

COMMODITY INVESTMENT COMPANY (4.9%)

44,080	Credit Suisse Commodity Return Strategy Fund	342,502

	Total Commodity Investment Company (Cost $356,581)	342,502

NON-AFFILIATED INVESTMENT COMPANY (4.0%)

16,064	Lazard Emerging Markets Equity Portfolio	279,354

	Total Non-Affiliated Investment Company (Cost $282,406)	279,354

Total Investments — 100.0% (Cost $7,432,399)		6,970,148
Net Other Assets (Liabilities) — 0.0%		3,422

NET ASSETS — 100.0%		$6,973,570

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.1%)

	Consumer Discretionary (8.5%)
102,000	Comcast Corp., Class A	$1,771,740
33,500	Yum! Brands, Inc.(a)	1,307,840

		3,079,580

	Consumer Staples (7.8%)
140,500	Dole Food Co., Inc.(b)(c)	1,465,415
21,000	Energizer Holdings, Inc.(c)	1,055,880
3,000	Philip Morris International, Inc.	137,520
2,569	Ralcorp Holdings, Inc.(c)	140,781

		2,799,596

	Energy (6.8%)
13,500	Apache Corp.	1,136,565
11,000	Halliburton Co.	270,050
80,000	Weatherford International, Ltd.(c)	1,051,200

		2,457,815

	Financials (1.8%)
1,900	Markel Corp.(c)	646,000

	Health Care (28.4%)
27,500	Baxter International, Inc.	1,117,600
20,000	Becton Dickinson & Co.	1,352,400
66,000	Bristol-Myers Squibb Co.	1,646,040
44,000	Gilead Sciences, Inc.(c)	1,508,320
24,000	McKesson Corp.	1,611,840
10,000	MedCath Corp.(c)	78,600
26,000	Teva Pharmaceutical Industries, Ltd., ADR	1,351,740
55,000	UnitedHealth Group, Inc.	1,562,000

		10,228,540

	Industrials (2.8%)
14,500	L-3 Communications Holdings, Inc.	1,027,180

	Information Technology (40.5%)
124,000	Activision Blizzard, Inc.	1,300,760
50,000	Adobe Systems, Inc.(c)	1,321,500
37,000	Akamai Technologies, Inc.(a)(c)	1,501,090
182,000	ARM Holdings PLC, ADR(a)(b)	2,256,800
68,000	Cisco Systems, Inc.(c)	1,449,080
25,000	Corning, Inc.	403,750
98,000	Dell, Inc.(c)	1,181,880
69,000	eBay, Inc.(c)	1,353,090
29,000	Harris Corp.(a)	1,207,850

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
37,000	Intuit, Inc.(c)	$1,286,490
96,000	Symantec Corp.(c)	1,332,480

		14,594,770

	Utilities (0.5%)
3,806	NextEra Energy, Inc.	185,581

	Total Common Stocks (Cost $32,517,561)	35,019,062

INVESTMENT COMPANY (2.5%)

919,157	Federated Treasury Obligations Fund, Institutional Shares	919,157

	Total Investment Company (Cost $919,157)	919,157

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.0%)

$1,439,344	BNY Institutional Cash Reserve, Series A	1,439,344
37,343	BNY Institutional Cash Reserve, Series B	7,282

	Total Securities Held as Collateral for Securities on Loan (Cost $1,476,687)	1,446,626

Total Investments — 103.6% (Cost $34,913,405)		37,384,845
Net Other Assets (Liabilities) — (3.6)%		(1,304,480)

NET ASSETS — 100.0%		$36,080,365

(a)	Security held as collateral for written call option.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.4%)

$ 35,000	Bank of America Credit Card Trust, Series 2008A-1, Class A1, 0.930%, 4/15/13*	$35,055
250,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.380%, 11/15/13*	249,364

	Total Asset Backed Securities (Cost $281,971)	284,419

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)

150,204	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.293%, 4/25/35*	136,768
211,357	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.749%, 6/25/45*	191,748
167,326	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	163,510
200,446	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	198,513
185,382	Fannie Mae, Series 2009-86, Class CA, 4.500%, 9/25/24	195,008
336,810	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35	362,744
79,418	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	85,022
255,046	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	270,055
326,965	Ginnie Mae, Series 2010-29, Class BA, 4.500%, 4/20/36	345,016
22,200	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	22,168
179,655	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	177,283
134,020	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.656%, 1/26/36*(a)	129,588
63,357	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 5.123%, 12/25/34*	62,350
178,362	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.857%, 6/25/34*	166,454
98,192	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	94,767
159,006	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.898%, 1/25/35* .	151,713
165,994	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.601%, 10/25/35*	148,126

	Total Collateralized Mortgage Obligations (Cost $2,850,447)	2,900,833

COMMERCIAL MORTGAGE-BACKED SECURITIES (13.9%)

55,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	57,602
14,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.313%, 11/10/42*	14,841
115,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.336%, 11/10/42	103,878
130,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	133,685
80,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49	82,670

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$215,301	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	$219,890
200,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	196,555
140,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(a)	144,041
110,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	110,201
58,919	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	59,528
360,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	385,979
210,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	217,908
166,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	169,652
169,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	165,158
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29*	101,567
159,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	158,296
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	28,984
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	228,561
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.606%, 3/12/44	69,603
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	153,943
67,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.099%, 2/15/51*	71,113

	Total Commercial Mortgage-Backed Securities (Cost $2,627,305)	2,873,655

CORPORATE BONDS (37.5%)

	Consumer Discretionary (4.9%)
200,000	CBS Corp., 8.875%, 5/15/19	251,624
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	212,437
215,000	DIRECTV Holdings, LLC, 3.550%, 3/15/15	216,426
91,000	Historic TW, Inc., 9.125%, 1/15/13	105,911
210,000	NBC Universal, Inc., 6.400%, 4/30/40(a)	224,322

		1,010,720

	Consumer Staples (1.9%)
106,000	Altria Group, Inc., 9.950%, 11/10/38	139,259
50,000	Kraft Foods, Inc., 5.375%, 2/10/20	53,578
105,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	107,362

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Staples —(continued)
$100,000	New Albertson’s, Inc., 7.500%, 2/15/11	$101,750

		401,949

	Energy (2.5%)
90,000	Energy Transfer Partners LP, 9.000%, 4/15/19	105,842
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	68,510
90,000	Plains All American Pipeline LP, 8.750%, 5/1/19	107,429
60,000	Shell International Finance BV, 3.100%, 6/28/15	60,929
130,000	Smith International, Inc., 9.750%, 3/15/19	176,944

		519,654

	Financials (15.8%)
100,000	Aflac, Inc., 8.500%, 5/15/19	120,318
146,000	American Express Co., 8.125%, 5/20/19	181,273
111,000	Bank of America Corp., 5.750%, 12/1/17	115,116
65,000	Bank of America Corp., 7.625%, 6/1/19	74,458
113,000	Bear Stearns Cos., LLC (The), 7.250%, 2/1/18(b)	131,950
141,000	Citigroup, Inc., 6.000%, 12/13/13	147,925
195,000	Citigroup, Inc., 8.500%, 5/22/19	232,464
100,000	Credit Suisse AG, 5.400%, 1/14/20	99,426
210,000	Ford Motor Credit Co., LLC, 9.875%, 8/10/11	220,971
105,000	Ford Motor Credit Co., LLC, 7.500%, 8/1/12	107,370
273,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	301,428
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	112,896
190,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	203,556
162,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	172,819
115,000	MetLife, Inc., 6.750%, 6/1/16	130,105
173,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(b)	181,327
50,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	51,591
50,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	53,174
215,000	Simon Property Group LP REIT, 10.350%, 4/1/19	286,177
114,000	Wachovia Corp., 5.625%, 10/15/16	123,036
194,000	Wells Fargo & Co., 5.625%, 12/11/17(b)	212,079

		3,259,459

	Health Care (0.3%)
60,000	Life Technologies Corp., 6.000%, 3/1/20	64,974

	Industrials (4.6%)
186,000	Allied Waste North America, Inc., 6.875%, 6/1/17(b)	202,740
240,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	241,800
110,000	L-3 Communications Corp., 5.875%, 1/15/15	108,625
139,000	L-3 Communications Corp., 4.750%, 7/15/20	140,068
105,000	Masco Corp., 5.875%, 7/15/12	108,067
142,000	Roper Industries, Inc., 6.250%, 9/1/19	157,429

		958,729

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Information Technology (1.1%)
$45,000	Agilent Technologies, Inc., 5.500%, 9/14/15	$48,436
75,000	CA, Inc., 5.375%, 12/1/19	79,511
94,000	Xerox Corp., 6.350%, 5/15/18	104,851

		232,798

	Materials (2.9%)
225,000	ArcelorMittal, 9.850%, 6/1/19	281,169
83,000	Dow Chemical Co. (The), 8.550%, 5/15/19	101,602
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 4/1/15	206,150

		588,921

	Telecommunication Services (3.5%)
218,000	America Movil SAB de CV, 6.375%, 3/1/35	233,297
100,000	Crown Castle International Corp., 9.000%, 1/15/15	105,750
155,000	Sprint Capital Corp., 8.375%, 3/15/12	162,556
212,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	212,486

		714,089

	Total Corporate Bonds (Cost $7,290,707)	7,751,293

MORTGAGE-BACKED SECURITIES (28.5%)

	Fannie Mae(c) (12.5%)
16,125	4.500%, 10/1/18, Pool #752030	17,223
6,794	5.500%, 12/1/20, Pool #831138	7,372
26,051	5.500%, 5/1/21, Pool #895628	28,267
121,592	5.000%, 5/1/23, Pool #976197	129,904
34,605	5.000%, 10/1/25, Pool #255894	36,877
32,811	5.500%, 2/1/27, Pool #256600	35,413
27,640	6.000%, 9/1/34, Pool #790912	30,324
14,266	7.000%, 6/1/35, Pool #255820	15,868
73,102	5.000%, 11/1/35, Pool #842402	77,594
42,818	6.000%, 12/1/36, Pool #902054	46,601
30,614	6.000%, 1/1/37, Pool #906095	33,318
29,245	6.000%, 4/1/37, Pool #914725	31,774
51,698	6.000%, 7/1/37, Pool #256800	56,169
240,237	6.000%, 7/1/37, Pool #940807	261,010
336,775	6.500%, 7/1/37, Pool #941315	369,368
8,886	6.000%, 9/1/37, Pool #955005	9,654
254,333	4.815%, 7/1/38, Pool #981430*	269,035
67,811	5.500%, 7/1/38, Pool #934323	72,887
100,000	5.000%, 6/1/40, Pool #AD8842	105,957
200,000	5.500%, 6/1/40, Pool #AE0119	214,703
268,000	4.500%, 7/15/40(d)	277,757
425,000	5.000%, 7/15/40(d)	449,637

		2,576,712

	Freddie Mac(c) (10.5%)
41,891	6.000%, 10/1/19, Pool #G11679	45,476
20,216	5.500%, 10/1/21, Pool #G12425	21,876
36,186	5.000%, 1/1/22, Pool #J04202	38,637
62,977	5.000%, 5/1/22, Pool #J04788	67,242
147,416	5.000%, 8/1/22, Pool #J05384	157,402
195,016	6.000%, 11/1/23, Pool #G13325	211,828
23,711	5.500%, 7/1/35, Pool #A36540	25,532
11,754	6.000%, 7/1/35, Pool #A36304	12,824
37,478	5.500%, 2/1/36, Pool #G08111	40,297
58,017	5.826%, 12/1/36, Pool #1J1390*	62,345
57,373	5.500%, 4/1/37, Pool #G08192	61,641
33,888	5.000%, 6/1/37, Pool #G03094	35,900

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac(c) — (continued)
$164,101	6.000%, 8/1/37, Pool #A64401	$178,418
30,048	5.654%, 9/1/37, Pool #1Q0319*	32,238
91,188	6.500%, 12/1/37, Pool #A69955	100,127
21,905	5.500%, 1/1/38, Pool #A71523	23,535
60,460	5.228%, 4/1/38, Pool #783255*	64,367
92,211	5.500%, 2/1/39, Pool #G05163	99,070
150,000	5.500%, 6/1/39, Pool #G05891	161,157
200,000	5.000%, 6/1/40, Pool #C03479	211,852
131,000	4.500%, 7/15/40(d)	135,667
368,000	5.000%, 7/15/40(d)	389,217

		2,176,648

	Ginnie Mae (5.5%)
206,108	5.500%, 9/15/38, Pool #782405	223,174
351,281	5.500%, 1/15/39, Pool #646685	380,185
151,289	5.500%, 1/15/39, Pool #692307	163,737
187,000	5.000%, 7/15/40(d)	199,184
160,000	5.500%, 7/15/40(d)	172,850

		1,139,130

	Total Mortgage-Backed Securities (Cost $5,719,064)	5,892,490

MUNICIPAL BONDS (3.6%)
	California (1.6%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	70,381
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	32,177
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	235,560

		338,118

	District of Columbia (0.4%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	73,277

	New York (1.6%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/2/10 @ 100 (G.O. of Authority), 5.500%, 7/15/15	70,159
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	100,241
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	156,594

		326,994

	Total Municipal Bonds (Cost $712,215)	738,389

Principal Amount		Fair Value
U.S. TREASURY NOTES (2.9%)

$545,000	4.500%, 8/15/39	$600,266

	Total U.S. Treasury Notes (Cost $555,896)	600,266

FOREIGN GOVERNMENT BONDS (1.0%)

	Bahrain (0.5%)
105,000	Bahrain Government International Bond, 5.500%, 3/31/20(a)	105,596

	South Africa (0.5%)
100,000	South Africa Government International Bond, 5.500%, 3/9/20	103,375

	Total Foreign Government Bonds (Cost $204,666)	208,971

Shares
INVESTMENT COMPANY (2.1%)

441,883	Federated Treasury Obligations Fund, Institutional Shares	441,883

	Total Investment Company (Cost $441,883)	441,883

Principal Amount
SHORT TERM INVESTMENTS (0.0%)

$17,758	BNY Institutional Cash Reserve, Series B	3,463

	Total Short Term Investments (Cost $17,758)	3,463

Total Investments — 104.9% (Cost $20,701,912)		21,695,662
Net Other Assets (Liabilities) — (4.9)%		(1,006,158)

NET ASSETS — 100.0%		$20,689,504

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to Institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents securities purchased on a when-issued basis. At June 30, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond VIF was $1,623,252.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2010 (Unaudited)

	BB&T Select Equity VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Assets:
Investments:
Unaffiliated, at cost	$25,965,309	$3,289,851	$34,913,405	$20,701,912
Affiliated, at cost	—	4,142,548	—	—

Total investments, at cost*	25,965,309	7,432,399	34,913,405	20,701,912
Unrealized appreciation (depreciation)	(531,546)	(462,251)	2,471,440	993,750

Investments, at value	25,433,763	6,970,148	37,384,845	21,695,662
Cash	—	—	—	4
Interest and dividends receivable	54,757	2	35,533	189,107
Receivable for investments sold	—	—	682,467	1,088,378
Receivable for capital shares issued	29,149	6,324	89,067	—
Prepaid and other assets	10,445	2,512	13,253	7,448

Total Assets	25,528,114	6,978,986	38,205,165	22,980,599

Liabilities:
Call options written (premiums received $ — , $ — , $62,525 and $ — , respectively)	—	—	29,600	—
Payable for investments purchased	—	—	564,436	1,848,892
Payable for capital shares redeemed	1,489	218	—	391,487
Payable for collateral received on loaned securities	—	—	1,476,687	—
Payable to securities lending agent	29,800	—	—	17,758
Accrued expenses and other payables:
Investment advisory fees	11,057	—	27,319	15,539
Administration fees	2,316	—	3,263	1,806
Audit fees	15,529	3,910	19,042	10,648
Compliance service fees	25	6	19	18
Trustee fees	43	6	—	33
Printing fees	6,068	893	4,434	3,150
Other fees	5,586	383	—	1,764

Total Liabilities	71,913	5,416	2,124,800	2,291,095

Net Assets:	$25,456,201	$6,973,570	$36,080,365	$20,689,504

Net Assets Consist of:
Capital	$49,746,210	$13,761,365	$35,181,866	$19,024,942
Accumulated undistributed (distributions in excess of) net investment income (loss)	1,100	(71)	(30,544)	232,931
Accumulated realized gains (losses) from investments and written options	(23,759,563)	(6,325,473)	(1,575,322)	437,881
Net unrealized appreciation/(depreciation) on investments and written options	(531,546)	(462,251)	2,504,365	993,750

Net Assets	$25,456,201	$6,973,570	$36,080,365	$20,689,504

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,683,863	1,281,697	2,632,721	1,929,923

Net Asset Value — offering and redemption price per share	$6.91	$5.44	$13.70	$10.72

*	The BB&T Special Opportunities Equity VIF includes securities on loan of $1,400,176.

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

	BB&T Select Equity VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$519,423
Dividend income - unaffiliated	308,278	29,336	198,122	15
Dividend income - affiliated	—	12,392	—	—
Foreign tax withholding	(1,962)	—	(2,347)	—
Income from securities lending	118	—	1,764	—

Total investment income	306,434	41,728	197,539	519,438

Expenses:
Investment advisory fees (See Note 5)	109,486	9,723	163,456	62,676
Administration fees (See Note 5)	15,359	—	21,101	10,907
Audit fees	13,054	3,333	16,853	9,012
Compliance service fees (See Note 5)	181	46	239	129
Custodian fees	877	199	1,305	687
Fund accounting fees (See Note 5)	1,513	358	2,002	1,032
Insurance fees	12,275	2,954	12,770	8,755
Legal fees	11,124	2,736	12,772	8,151
Printing fees	5,870	1,687	8,667	4,449
Transfer agent fees (See Note 5)	5,178	1,296	6,467	3,611
Trustee fees	1,201	303	1,432	865
Other fees	3,182	2,044	4,932	14,067

Total expenses before waivers	179,300	24,679	251,996	124,341
Less expenses waived by the Investment Advisor (See Note 5)	(35,521)	(9,715)	—	(10,447)
Less expenses waived by the Trustees (See Note 5)	(101)	(26)	(137)	(71)

Net expenses	143,678	14,938	251,859	113,823

Net investment income (loss)	162,756	26,790	(54,320)	405,615

Realized/Unrealized Gains (Losses) on Investments and Written Options:
Net realized gains (losses) from:
Investment transactions - unaffiliated	832,833	(335,377)	1,473,686	401,358
Investment transactions - affiliated	—	(721,758)	—	—
Written Options	—	—	52,236	—
Change in unrealized appreciation/depreciation on:
Investments	(3,408,284)	502,605	(3,085,426)	303,935
Written Options	—	—	53,987	—

Net realized/unrealized gains (losses) on investments and written options	(2,575,451)	(554,530)	(1,505,517)	705,293

Change in net assets from operations	$(2,412,695)	$(527,740)	$(1,559,837)	$1,110,908

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Changes in Net Assets

	BB&T Select Equity VIF		BB&T Capital Manager Equity VIF

	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$162,756	$315,813	$26,790	$91,345
Net realized gains (losses) from investments and distributions from affiliated funds	832,833	(2,881,881)	(1,057,135)	(2,024,218)
Change in unrealized appreciation/depreciation of investments and written options	(3,408,284)	7,480,460	502,605	3,540,237

Change in net assets from operations	(2,412,695)	4,914,392	(527,740)	1,607,364

Distributions to Shareholders:
Net investment income	(164,302)	(313,190)	(51,536)	(64,463)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholders distributions	(164,302)	(313,190)	(51,536)	(64,463)

Capital Transactions:
Proceeds from shares issued	73,274	378,413	291,047	108,008
Distributions reinvested	164,302	313,190	51,536	64,463
Value of shares redeemed	(4,328,070)	(9,147,412)	(736,458)	(2,296,851)

Change in net assets from capital transactions	(4,090,494)	(8,455,809)	(393,875)	(2,124,380)

Change in net assets	(6,667,491)	(3,854,607)	(973,151)	(581,479)

Net Assets:
Beginning of period	32,123,692	35,978,299	7,946,721	8,528,200

End of period	$25,456,201	$32,123,692	$6,973,570	$7,946,721

Accumulated undistributed (distributions in excess of) net investment income (loss)	$1,100	$2,646	$(71)	$24,675

Share Transactions:
Issued	9,779	60,519	49,062	24,605
Reinvested	22,472	50,035	8,845	11,466
Redeemed	(568,231)	(1,433,681)	(124,024)	(483,790)

Change in Shares	(535,980)	(1,323,127)	(66,117)	(447,719)

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF		BB&T Total Return Bond VIF

For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009	For the Six Months Ended June 30, 2010 (Unaudited)	For the Year Ended December 31, 2009

$(54,320)	$(88,825)	$405,615	$905,659

1,525,922	(479,602)	401,358	515,623

(3,031,439)	12,366,601	303,935	400,142

(1,559,837)	11,798,174	1,110,908	1,821,424

—	—	(420,407)	(885,440)
—	(1,073,282)	—	—

—	(1,073,282)	(420,407)	(885,440)

2,417,066	8,823,846	1,122,655	6,016,047
—	1,073,282	420,407	885,440
(4,938,791)	(7,143,652)	(3,606,313)	(6,771,543)

(2,521,725)	2,753,476	(2,063,251)	129,944

(4,081,562)	13,478,368	(1,372,750)	1,065,928

40,161,927	26,683,559	22,062,254	20,996,326

$36,080,365	$40,161,927	$20,689,504	$22,062,254

$(30,544)	$23,776	$232,931	$247,723

164,174	704,058	106,455	591,456
—	80,516	39,757	87,393
(341,957)	(573,467)	(342,836)	(665,610)

(177,783)	211,107	(196,624)	13,239

BB&T Variable Insurance Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
BB&T Select Equity VIF
Six Months Ended June 30, 2010 (Unaudited)	$7.61	0.04(d)	(0.70)	(0.66)	(0.04)	—	(0.04)
Year Ended December 31, 2009	$6.49	0.07(d)	1.12	1.19	(0.07)	—	(0.07)
Year Ended December 31, 2008	$13.69	0.16(d)	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Year Ended December 31, 2007	$16.75	0.23	(1.08)	(0.85)	(0.31)	(1.90)	(2.21)
Year Ended December 31, 2006	$14.00	0.27	2.68	2.95	(0.20)	—	(0.20)
Year Ended December 31, 2005	$13.35	0.26	0.65	0.91	(0.26)	—	(0.26)
BB&T Capital Manager Equity VIF(e)
Six Months Ended June 30, 2010 (Unaudited)	$5.90	0.02(d)	(0.44)	(0.42)	(0.04)	—	(0.04)
Year Ended December 31, 2009	$4.75	0.06(d)	1.14	1.20	(0.05)	—	(0.05)
Year Ended December 31, 2008	$10.33	0.09(d)	(3.50)	(3.41)	(0.10)	(2.07)	(2.17)
Year Ended December 31, 2007	$11.65	0.25	—(f)	0.25	(0.30)	(1.27)	(1.57)
Year Ended December 31, 2006	$10.51	0.16	1.45	1.61	(0.12)	(0.35)	(0.47)
Year Ended December 31, 2005	$9.99	0.17	0.50	0.67	(0.15)	—	(0.15)
BB&T Special Opportunities Equity VIF
Six Months Ended June 30, 2010 (Unaudited)	$14.29	(0.02)(d)	(0.57)	(0.59)	—	—	—
Year Ended December 31, 2009	$10.27	(0.03)(d)	4.47	4.44	—	(0.42)	(0.42)
Year Ended December 31, 2008	$16.03	0.02(d)	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Year Ended December 31, 2007	$15.07	(0.02)	2.02	2.00	—	(1.04)	(1.04)
Year Ended December 31, 2006	$12.70	(0.02)	3.07	3.05	(0.01)	(0.67)	(0.68)
Year Ended December 31, 2005	$12.12	(0.03)	0.79	0.76	—	(0.18)	(0.18)
BB&T Total Return Bond VIF
Six Months Ended June 30, 2010 (Unaudited)	$10.37	0.20(d)	0.36	0.56	(0.21)	—	(0.21)
Year Ended December 31, 2009	$9.94	0.41(d)	0.42	0.83	(0.40)	—	(0.40)
Year Ended December 31, 2008	$10.02	0.41(d)	(0.08)	0.33	(0.41)	—	(0.41)
Year Ended December 31, 2007	$9.83	0.31	0.31	0.62	(0.43)	—	(0.43)
Year Ended December 31, 2006	$9.92	0.50	(0.17)	0.33	(0.42)	—	(0.42)
Year Ended December 31, 2005	$10.08	0.33	(0.10)	0.23	(0.36)	(0.03)	(0.39)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized for periods less than one year.
(b)	Total return ratios assume reinvestment of distributions at net asset value.

Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(c)	Annualized for periods less than one year.
(d)	Per share net investment income (loss) has been calculated using the average daily shares method.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate(a)

$ 6.91	(8.65%)	$ 25,456	0.97%	1.10%	1.21%	33.88%
$ 7.61	18.50%	$ 32,124	1.00%	1.01%	1.24%	137.52%
$ 6.49	(37.43)%	$ 35,978	0.81%	1.52%	1.16%	49.73%
$ 13.69	(5.87)%	$ 87,171	0.77%	1.50%	1.08%	52.81%
$ 16.75	21.28%	$ 93,143	0.77%	1.72%	1.01%	45.76%
$ 14.00	6.90%	$113,648	0.79%	1.95%	1.05%	21.76%

$ 5.44	(7.17%)	$ 6,974	0.38%	0.69%	0.63%	49.81%
$ 5.90	25.24%	$ 7,947	0.41%	1.21%	0.66%	18.04%
$ 4.75	(38.22)%	$ 8,528	0.31%	1.15%	0.59%	61.04%
$ 10.33	1.98%	$ 18,495	0.18%	2.27%	0.51%	40.70%
$ 11.65	15.82%	$ 18,222	0.17%	1.15%	0.54%	20.55%
$ 10.51	6.77%	$ 28,722	0.26%	1.68%	0.55%	3.24%

$ 13.70	(4.13%)	$ 36,080	1.23%	(0.27%)	1.23%	13.02%
$ 14.29	43.53%	$ 40,162	1.26%	(0.28)%	1.29%	32.57%
$ 10.27	(33.71)%	$ 26,684	1.10%	0.14%	1.18%	35.80%
$ 16.03	13.41%	$ 35,620	1.06%	(0.16)%	1.11%	23.86%
$ 15.07	24.71%	$ 21,294	1.06%	(0.05)%	1.06%	59.93%
$ 12.70	6.29%	$ 31,768	1.23%	(0.28)%	1.23%	42.15%

$ 10.72	5.45%	$ 20,690	1.09%	3.88%	1.19%	75.86%
$ 10.37	8.57%	$ 22,062	0.94%	4.09%	1.24%	109.12%
$ 9.94	3.38%	$ 20,996	0.81%	4.11%	1.03%	152.74%
$ 10.02	6.47%	$ 14,064	0.77%	4.42%	1.01%	252.64%
$ 9.83	3.47%	$ 6,767	0.77%	4.34%	0.88%	188.24%
$ 9.92	2.29%	$ 18,777	1.00%	3.38%	1.12%	196.66%

BB&T Variable Insurance Funds

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.	Organization:

The BB&TVariable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Select Equity VIF (formerly, the BB&T Large CapVIF until May, 2010), the BB&T Capital Manager EquityVIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All funds are “diversified” funds. The BB&T Capital Manager EquityVIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying Funds in which the BB&T Capital Manager Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price has occurred) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board. BB&T Special Opportunities Equity VIF had a written option valued at $600 (0.002% of Net Assets) by the Pricing Committee as of June 30, 2010.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of June 30, 2010 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices (a)	Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total

BB&T Select Equity VIF	$ 25,427,952	$ 5,811	(b)	$—	$ 25,433,763
BB&T Capital Manager Equity VIF	6,970,148	—		—	6,970,148
BB&T Special Opportunities Equity VIF	35,938,219	1,446,626	(b)	—	37,384,845
BB&T Total Return Bond VIF	441,883	21,253,779	(a)(b)	—	21,695,662

Liabilities: Other Financial Instruments - Written Options (Equity Risk)
BB&T Special Opportunities Equity VIF	$ 29,000	$ 600		$—	$ 29,600

(a) Industries or security types as disclosed in the Schedules of Portfolio Investments. (b) Represents securities held as collateral for securities on loan.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds	BB&T Total Return Bond VIF

Balance as of 1/1/10 (Fair value)	$ 392,500
Change in unrealized appreciation/(depreciation)	30,000
Realized loss	(93,750)
Net Sales	456,250
Transfers in to Level 3*	—
Transfers out of Level 3*	—

Balance as of 6/30/10 (Fair value)	$ —

* The Fund’s policy is to recognize transfers in and transfers out as of beginning of the reporting period.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

the underlying Fund securities. The seller, under these types of agreements is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds did not hold any repurchase agreements as of June 30, 2010.

Mortgage Dollar Rolls — The BB&T Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Option Contracts — The Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Funds may buy put options for the purposes of hedging. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The BB&T Special Opportunities Equity VIF invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The options contracts listed below are also indicative of activity for the period ended June 30, 2010:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Number of Contracts	Premiums Received
Balance at beginning of period	960	$81,688
Options written	1,420	102,759
Options expired	(630)	(52,236)
Options exercised	(790)	(69,686)

Balance at end of period	960	$62,525

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

The following is a summary of written call options outstanding as of June 30, 2010:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Value
Akamai Technologies, Inc., $50.00, 8/21/10	200	$(10,800)
Akamai Technologies, Inc., $55.00, 8/21/10	100	(2,200)
ARM Holdings PLC, ADR, $15.00, 10/16/10	500	(15,000)
Harris Corp., $55.00, 8/21/10*	60	(600)
Yum! Brands, Inc., $43.00, 7/17/10	100	(1,000)

	960	($29,600)

* Security was valued under methods approved by the Board of Trustees.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and BNY Mellon Bank, N.A., the lending agent (“BNY Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower and lending agent fees). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at June 30, 2010 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by BNY Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At June 30, 2010, the ICRF held investments in Lehman Brothers (Series B), which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at June 30, 2010 by the following amounts per share:

NAV Impact
BB&T Select Equity VIF	$0.01
BB&T Special Opportunities Equity VIF	0.01
BB&T Total Return Bond VIF	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral for the Fund as of June 30, 2010 are as follows:

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the period ended June 30, 2010
BB&T Special Opportunities Equity VIF	$1,400,176	$1,476,687	$1,446,626	$864,539

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the BB&T Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and the BB&T Funds are allocated across the Funds and BB&T Funds, based upon relative net assets or on another reasonable basis.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2010 were as follows:

	Purchases	Sales
BB&T Select Equity VIF	$9,931,034	$14,133,582
BB&T Capital Manager Equity VIF	3,754,789	4,276,028
BB&T Special Opportunities Equity VIF	8,541,677	4,643,955
BB&T Total Return Bond VIF	9,165,630	8,340,569

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2010 for the BB&T Total Return Bond VIF were $7,011,480 and $8,362,689, respectively.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

4.	Investments in Affiliated Issuers:

A summary of the Fund’s transactions in the shares of affiliated issuers during the period ended June 30, 2010 is set forth below:

BB&T Capital Manager Equity VIF	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Dividend Income January 1, 2010-June 30, 2010	Net Realized Loss January 1, 2010-June 30, 2010

BB&T Equity Income Fund, Institutional Class	58,718	—	19,401	39,317	$457,255	$5,279	$(21,287)
BB&T Equity Index Fund, Institutional Class	8,241	1,974	661	9,554	66,016	435	(1,675)
BB&T International Equity Fund, Institutional Class	326,146	29,527	216,466	139,207	627,825	—	(484,639)
BB&T Mid Cap Value Fund, Institutional Class	92,824	57,827	83,198	67,453	727,148	—	(177,998)
BB&T Select Equity Fund, Institutional Class	62,020	66,186	2,904	125,302	1,205,407	6,668	(22,860)
BB&T Special Opportunities Equity Fund, Institutional Class	24,016	—	4,480	19,536	288,549	—	(13,299)
BB&T U.S. Treasury Money Market Fund, Institutional Class	159,013	23,141,099	23,044,871	255,241	255,241	10	—
Sterling Capital Small Cap Value Fund, Institutional Class	—	18,140	—	18,140	190,107	—	—

Total Affiliates	730,978	23,314,753	23,371,981	673,750	$3,817,548	$12,392	($721,758)

5.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&TAM. Under the terms of the investment advisory agreement, BB&T AM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. BB&T AM waived investment advisory fees and certain expenses of the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor”. Information regarding these transactions is as follows for the period ended June 30, 2010:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
BB&T Select Equity VIF	0.74%	0.50%[1]
BB&T Capital Manager Equity VIF	0.25%	0.00%[1]
BB&T Special Opportunities Equity VIF	0.80%	0.80%
BB&T Total Return Bond VIF	0.60%	0.50%[1]

[1]

For the six months ended June 30, 2010, BB&T AM voluntarily agreed to limit the investment advisory fees paid by the Fund. All voluntary waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Board and BB&TAM. Pursuant to a sub-advisory agreement with BB&TAM, Sterling Capital Management LLC, a subsidiary of BB&T Corporation, serves as the sub-advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Board and BB&T AM. For their services, the sub-advisors are entitled to a fee payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.)

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

Inc. (“PNC GIS”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and BB&T AM. For these services, PNC GIS is entitled to a fee payable by BB&T AM.

PNC GIS serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&TAM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”.

For the period ended June 30, 2010, the Funds paid $4,377 in brokerage fees to Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2010 the Funds did not participate in any service plans.

Certain Officers and a Trustee of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Funds and the BB&T Funds based upon relative net assets. On February 23, 2010, the Trustees voluntarily waived a fee of $3,000 for a Special Telephonic Audit Committee meeting, which is reflected on the Statements of Operations as “Less expenses waived by the Trustees”.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC GIS changed its name to BNY Mellon Investment Servicing (US) Inc.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than two percent (2%) per annum. The line of credit was not used during the six months ended June 30, 2010.

7.	Federal Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (Current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009 the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Select Equity VIF	$21,055,133	2016
BB&T Select Equity VIF	3,263,903	2017
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Capital Manager Equity VIF	1,989,928	2017

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2010 (Unaudited)

	Amount	Expires
BB&T Special Opportunities Equity VIF	$2,988,566	2017

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2009, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
BB&T Select Equity VIF	$313,190	$—	$313,190
BB&T Capital Manager Equity VIF	64,463	—	64,463
BB&T Special Opportunities Equity VIF	336,383	736,899	1,073,282
BB&T Total Return Bond VIF	885,440	—	885,440

* Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated on the first business day of the fiscal year ending December 31, 2010:

Post- October Losses
BB&T Capital Manager Equity VIF	$74,216

At June 30, 2010 federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Select Equity VIF	$26,183,050	$1,634,850	$(2,389,948)	$(755,098)
BB&T Capital Manager Equity VIF	8,093,340	19,919	(1,143,111)	(1,123,192)
BB&T Special Opportunities Equity VIF	33,497,575	5,067,924	(2,627,280)	2,440,644
BB&T Total Return Bond VIF	20,689,251	1,031,136	(28,188)	1,002,948

8.	Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds financial statements was completed through the date the financial statements were issued.

BB&T Variable Insurance Funds

June 30, 2010

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, at a special meeting held on June 23, 2010, formally considered the approval of: (i) a proposed investment advisory agreement between Sterling Capital Management LLC (“Sterling”) and the Trust with respect to each Fund, and (ii) a proposed investment sub-advisory agreement between Sterling and Scott & Stringfellow, LLC (“Scott & Stringfellow”) with respect to the Special Opportunities Equity VIF (collectively, the “Proposed Agreements”). The Proposed Agreements were presented to the Board of Trustees in connection with the anticipated Reorganization (as defined below) of Sterling, which currently serves as investment sub-adviser to Total Return Bond VIF, and BB&T Asset Management, Inc. (“BB&TAM”), which currently serves as investment adviser to each Fund. BB&T Corporation (“BB&T”) has entered into an agreement whereby it will modify its relationship with Sterling. To implement this new arrangement, the Sterling management group has entered into an agreement with BB&T that will reduce and restructure Sterling management’s interest in Sterling (the “Transaction”). Under the Transaction, Sterling management will continue to have a substantial profits interest in Sterling. Following the Transaction, it is expected that BB&TAM will merge with and into Sterling (the “Merger” and, together with the Transaction, the “Reorganization”), which would result in the automatic termination of the Trust’s current investment advisory and sub-advisory agreements by virtue of statutory assignment.

The Trustees, including the Independent Trustees, discussed and evaluated the Proposed Agreements, taking into consideration the Reorganization and its possible effect on the Funds. Representatives of Sterling and BB&TAM were present to answer questions from the Trustees. In evaluating the Proposed Agreements, the Trustees reviewed materials furnished by Sterling relating to the Transaction. Representatives of Sterling discussed with the Trustees Sterling’s management philosophy and methods of operation insofar as they relate to the Funds and indicated their belief that, as a consequence of the Reorganization, the services provided to the Funds would be consistent in all material respects with current services and in no respect diminished. Representatives also indicated that the terms of the Proposed Agreements would be substantially unchanged, as would the personnel providing services to the Funds and the manner in which the Funds are managed. The Trustees’ review of the Proposed Agreements was essentially limited to the changes that would be involved in the replacement of BB&TAM by Sterling. Therefore, assessment of other matters (such as comparisons of the services rendered and amounts to be paid under the Proposed Agreements with those of other investment advisory contracts) was deferred to the Board’s annual contract approval meeting in August of 2010. Disclosure regarding the 2010 annual approvals will be included in the Funds’ annual report to shareholders. After this meeting, the Independent Trustees met and conferred among themselves and with counsel concerning the Reorganization. In determining that the approval of the Proposed Agreements is in the best interests of the Funds’ shareholders, the Trustees addressed a number of factors and reached the following conclusions, none of which was, in and of itself, outcome determinative:

Portfolio Management Continuity — The degree of continuity regarding advisory services to be provided to the Funds upon completion of the Reorganization would be very high since they are expected to be performed by the same personnel who are currently providing such services. In addition, the investment objectives and principal investment strategies of the Funds are expected to remain the same.

The Nature, Extent and Quality of the Services to be Provided — Given the continuity specified in the previous item, as well as the substantially unchanged contractual terms, the nature and extent of services was considered to be unchanged and consistent with industry norms. The quality of services was considered likely to improve given the increased resources and combined personnel of Sterling and BB&TAM following the reorganization.

Investment Performance — Given the continuity specified in the previous item, the ongoing oversight of performance by the Board at its regular meetings, and the upcoming annual contract review scheduled for August of 2010, the Board did not request additional material in considering the Proposed Agreements. The Trustees concluded that performance in no instances suggested that the Proposed Agreements not be approved and was in many cases very satisfactory.

The Cost of Services and Products to be Realized by the Adviser and its Affiliates — The Trustees noted that there would be no increases in fees paid by the Funds under the Proposed Agreements and that current fees had been determined to be fair and reasonable when reviewed by the Board at its August 2009 annual contract review.

The Extent of Economies of Scale and Whether Fee Levels Would Benefit Shareholders — The Trustees noted that no fees paid by the Funds would be increased by the Proposed Agreements and that no increase in assets would be effected by the Reorganization. This being the case, and given that the overall assets of individual Funds either had not (1) materially increased since the August 2009 contract review by the Board or (2) reached a level at which breakpoints in the Funds’ advisory fees would be appropriate, the Trustees concluded that fee arrangements regarding economies of scale were fair and reasonable.

After considering these factors, the Trustees concluded that the Proposed Agreements would be beneficial to the Funds and to their shareholders.

In order to ensure that effective investment advisory agreements were in place for the Funds if shareholder approval of the Proposed Agreements has not been obtained following the Reorganization, the Board of Trustees, at its June 23, 2010 meeting, also considered the approval of: (i) a proposed interim investment advisory agreement between Sterling and the Trust with respect to each Fund, (ii) a proposed interim investment sub-advisory agreement between Sterling and Scott & Stringfellow with respect to the Special Opportunities Equity VIF, and (iii) a proposed interim investment sub-advisory agreement between BB&TAM and Sterling with respect to the Total Return Bond VIF, which would be necessary only if shareholder approval of the Proposed Agreements has not been obtained and the Transaction has occurred but the Merger has not occurred (collectively, the “Proposed Interim Agreements”). The Board of Trustees noted that Sterling and Scott & Stringfellow will continue to provide services under the Proposed Interim Agreements until shareholder approval of the Proposed Agreements is obtained, or, absent such approval, for no longer than 150 days from the date on which each Proposed Interim Agreement becomes effective. After reviewing the terms of the Proposed Interim Agreements, and considering the factors noted above, the Trustees concluded that the Proposed Interim Agreements would be beneficial to the Funds and to their shareholders.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	August 23, 2010

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	August 23, 2010